Condensed Consolidated Interim Statements of Profit or Loss and Other Comprehensive Income - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025
Total revenues	$ 45,240	$ 44,018	$ 180,460
Total cost of revenues	26,124	23,269	104,053
Gross profit	19,116	20,749	76,407
Research and development expenses	2,181	4,246	12,995
Selling and marketing expenses	4,753	4,510	18,455
General and administrative expenses	5,229	4,198	18,724
Other expenses
Operating income (loss)	6,953	7,795	26,233
Financial income	425	534	1,921
Income (expenses) in respect of currency exchange differences and derivatives instruments, net	(261)	251	(1,171)
Financial Income (expense) in respect of contingent consideration and other long- term liabilities.	(1,538)	(1,775)	(2,652)
Financial expenses	(188)	(192)	(864)
Income before tax on income	5,391	6,613	23,467
Taxes on income	(1,259)	(2,649)	(3,269)
Net Income (loss)	4,132	3,964	20,198
Other Comprehensive Income (loss):
Amounts that will be or that have been reclassified to profit or loss when specific conditions are met
Gain (loss) on cash flow hedges	90	(114)	1,069
Net amounts transferred to the statement of profit or loss for cash flow hedges	(273)	(54)	(943)
Items that will not be reclassified to profit or loss in subsequent periods:
Remeasurement gain (loss) from defined benefit plan	(11)	8	21
Total comprehensive income (loss)	$ 3,938	$ 3,804	$ 20,345
Earnings per share attributable to equity holders of the Company:
Basic net earnings per share (in Dollars per share)	$ 0.07	$ 0.07	$ 0.35
Diluted net earnings per share (in Dollars per share)	$ 0.07	$ 0.07	$ 0.35
Proprietary Products
Total revenues	$ 36,227	$ 40,017	$ 156,206
Total cost of revenues	18,202	19,738	83,928
Distribution
Total revenues	9,013	4,001	24,254
Total cost of revenues	$ 7,922	$ 3,531	$ 20,125